Consolidated Statements Of Changes In Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Equity (Deficit) to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2020		$ 15	[1]	$ 8,467,669	$ (3,607,729)	$ 102,046	$ 4,962,001	$ 39,683	$ 5,001,684
Balance (in Shares) at Dec. 31, 2020	[1]	38,402,000
Investment in a subsidiary (Note)			[1]		(29,251)		(29,251)	37,677	8,426
Investment in a subsidiary (Note) (in Shares)	[1]
Disposal of a subsidiary (Note) (in Shares)	[1]
Share-based compensation			[1]	1,973,454			1,973,454		1,973,454
Share-based compensation (in Shares)	[1]
Net loss			[1]		(8,039,904)		(8,039,904)	(127,250)	$ (8,167,154)
Net loss (in Shares)			[1]						38,402,000	[2]
Foreign currency translation			[1]			(65,934)	(65,934)	(89)	$ (66,023)
Foreign currency translation (in Shares)			[1]						38,402,000	[2]
Balance at Dec. 31, 2021		$ 15	[1]	10,441,123	(11,676,884)	36,112	(1,199,634)	(49,979)	$ (1,249,613)
Balance (in Shares) at Dec. 31, 2021	[1]	38,402,000
Investment in a subsidiary (Note) (in Shares)	[1]
Issuance of ordinary shares through convertible notes conversion			[1]	2,920,800			2,920,800		2,920,800
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	1,040,000
Issuance of ordinary shares through SAFE note conversion			[1]	750,000			750,000		$ 750,000
Issuance of ordinary shares through SAFE note conversion (in Shares)		533,000	[1]						533,000
Issuance of ordinary shares under a subscription agreement				300,000			300,000		$ 300,000
Issuance of ordinary shares under a subscription agreement (in Shares)	[1]	283,400
Issuance of ordinary shares to Webuy Global Ltd.’s shareholders		$ 1	[1]	(1)
Issuance of ordinary shares to Webuy Global Ltd.’s shareholders (in Shares)	[1]	3,484,000
Disposal of a subsidiary (Note)			[1]					46,063	46,063
Disposal of a subsidiary (Note) (in Shares)	[1]
Share-based compensation		$ 2	[1]	1,266,890			1,266,892		1,266,892
Share-based compensation (in Shares)	[1]	4,269,200
Net loss			[1]		(6,660,946)		(6,660,946)	(40,257)	$ (6,701,203)
Net loss (in Shares)			[1]						41,667,600	[2]
Foreign currency translation			[1]			(111,753)	(111,753)	3,065	$ (108,688)
Foreign currency translation (in Shares)			[1]						41,667,600	[2]
Balance at Dec. 31, 2022		$ 18	[1]	15,678,812	(18,337,830)	(75,641)	(2,734,641)	(41,108)	$ (2,775,749)
Balance (in Shares) at Dec. 31, 2022	[1]	48,011,600
Issuance of ordinary shares for the initial public offering (“IPO”)		$ 2	[1]	13,608,983			13,608,985		13,608,985
Issuance of ordinary shares for the initial public offering (“IPO”) (in Shares)	[1]	4,370,000
Net loss			[1]		(5,146,444)		(5,146,444)	(16,010)	$ (5,162,454)
Net loss (in Shares)			[1]						48,825,956
Foreign currency translation			[1]			(17,513)	(17,513)	2,458	$ (15,055)
Foreign currency translation (in Shares)			[1]						48,825,956
Balance at Dec. 31, 2023		$ 20	[1]	$ 29,287,795	$ (23,484,274)	$ (93,154)	$ 5,710,387	$ (54,660)	$ 5,655,727
Balance (in Shares) at Dec. 31, 2023	[1]	52,381,600

[1]	Giving retroactive effect to the share forward split on May 2, 2023.
[2]	Giving retroactive effect to the share forward split on May 2, 2023.